Document and Entity Information	Dec. 06, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 01, 2023
Registrant Name	Fidelity Greenwood Street Trust
Central Index Key	0001898391
Investment Company Type	N-1A
Amendment Flag	false